PENSION AND OTHER POSTRETIREMENT BENEFITS - Changes in Level 3 Fair Value (Details) - Level 3 - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Direct private investments | U.S. Plans
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	$ 1,284	$ 1,336
Relating to assets still held at year-end	(34)	(66)
Relating to assets sold during the year	159	98
Purchases	131	75
Sales and settlements	(247)	(159)
Fair value of plan assets at end of year	1,293	1,284
Real estate properties | U.S. Plans
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	1,005	843
Relating to assets still held at year-end	(115)	88
Relating to assets sold during the year	0	(24)
Purchases	88	148
Sales and settlements	(1)	(50)
Fair value of plan assets at end of year	977	1,005
Private funds | Non-U.S. Plans
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	36	33
Relating to assets still held at year-end	3	11
Relating to assets sold during the year	1	0
Purchases	39	0
Sales and settlements	(5)	(8)
Fair value of plan assets at end of year	74	36
Real estate funds | Non-U.S. Plans
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	130	163
Relating to assets still held at year-end	0	(33)
Relating to assets sold during the year	(3)	1
Purchases	0	0
Sales and settlements	(111)	(1)
Fair value of plan assets at end of year	16	130
Insurance buy-in contracts | Non-U.S. Plans
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	950	691
Relating to assets still held at year-end	68	(477)
Relating to assets sold during the year	0	0
Purchases	587	736
Sales and settlements	0	0
Fair value of plan assets at end of year	$ 1,605	$ 950